DERIVATIVE INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ (887)	$ 1,903	$ (723)
Financial income related of derivative instruments	1,949	0	0
Cost of revenues of products [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(107)	339	(89)
Cost of revenues of services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(413)	148	(90)
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments		717	(285)
Selling and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(166)	297	(106)
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ (201)	$ 402	$ (153)